UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F-HR/A
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [X]; Amendment Number: 1


This Amendment (Check only one.):
[X ] is a restatement.

[  ] Adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:

Arrowstreet Capital, Limited Partnership

Address:

44 Brattle Street
5th Floor
Cambridge, MA 02138

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:

Vaithi Muttulingam

Title:

Partner, Finance and Compliance

Phone:

617-547-9999

Signature, Place, and Date of Signing:

Vaithi Muttulingam
Cambridge, Massachusetts
March 30, 2006

Original 12/31/04 report reflected Compania Sider with
325060 and 9300, voted and non-voted shares. Amendment to reflect 334,360 Compania Sider shares voted and 0 non-voted.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Frank Russell Investment Management Company

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total: 169
Form 13F Information Table Value Total: $1,761,237 (x1000)

List of Other Included Managers:NONE
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

                                                       VALUE         SHARES/  SH/  PUT/ INVSTMT   OTHER             VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP      (x$1000)         PRN AMT  PRN  CALL DSCRETN  MANAGERS           SOLE       NONE
COMPANHIA SIDER        sponsored ADR 20440W105           7155          334360  SH         SOLE                     325060       9300
